Cash distributions and earnings per unit (Tables)	6 Months Ended
Jun. 30, 2022
Cash Distributions And Earnings Per Unit
Cash distributions and earnings per unit - Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted

	Three Month Period Ended		Six Month Period Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Net income	$118,160	$99,913	$203,825	$236,592
Income attributable to:
Common unitholders	$115,797	$97,914	$199,749	$231,860
Weighted average units outstanding basic
Common unitholders	30,154,171	22,653,219	30,154,171	17,041,426
Earnings per unit basic:
Common unitholders	$3.84	$4.32	$6.62	$13.61
Weighted average units outstanding diluted
Common unitholders	30,197,087	22,739,569	30,197,087	17,127,776
Earnings per unit diluted:
Common unitholders	$3.83	$4.31	$6.61	$13.54
Earnings per unit distributed basic:
Common unit holders	$0.05	$0.05	$0.10	$0.10
Earnings per unit distributed diluted:
Common unitholders	$0.05	$0.05	$0.10	$0.10